Redeemable Ordinary Shares (Details)				12 Months Ended
	Aug. 25, 2022 shares	Jul. 19, 2018 CNY (¥) shares	Jul. 19, 2018 HKD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jul. 19, 2018 HKD ($)
Redeemable Ordinary Shares (Details) [Line Items]
Stock issued during period value considerations | ¥				¥ 140,697,290
Converted ordinary share (in Shares) | shares	11,110,000
Net profits				¥ (207,563,100)	$ (30,093,818)	¥ 57,204,412	¥ 87,396,140
Percentage of purchase price								13.00%
IPO [Member]
Redeemable Ordinary Shares (Details) [Line Items]
Security deposit		¥ 4,100,000							$ 5,000,000
Dongxing Securities [Member]
Redeemable Ordinary Shares (Details) [Line Items]
Net profits | ¥								¥ 45,000,000
HONG KONG
Redeemable Ordinary Shares (Details) [Line Items]
Percentage of securities subscribed		10.00%							10.00%
Stock issued during period, shares (in Shares) | shares		11,110,000	11,110,000
Stock issued during period value considerations		¥ 46,000,000	$ 53,400,000